SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 08, 2024	Dec. 31, 2023
Assets
TOTAL ASSETS	$ 178,292,737	$ 25,000
Liabilities and Stockholders’ Equity
TOTAL LIABILITIES	7,009,536	5,112
Accumulated deficit	(5,841,831)	(5,112)
TOTAL STOCKHOLDERS’ EQUITY	(5,841,256)	19,888
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	178,292,737	25,000
Old Glory Holding Co [Member]
Assets
TOTAL ASSETS	257,421,000	183,401,000
Liabilities and Stockholders’ Equity
TOTAL LIABILITIES	247,647,000	173,135,000
Accumulated deficit	(47,226,000)	(32,384,000)
Accumulated other comprehensive loss	(551,000)	(11,000)
TOTAL STOCKHOLDERS’ EQUITY	9,774,000	10,266,000		$ 10,216,000
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	257,421,000	183,401,000
Parent Company [Member] | Old Glory Holding Co [Member]
Assets
Cash and cash equivalents	212,000	196,000
Investment in subsidiary	9,562,000	10,070,000
TOTAL ASSETS	9,774,000	10,266,000
Liabilities and Stockholders’ Equity
TOTAL LIABILITIES
Common stock	4,000	4,000
Surplus	57,547,000	42,657,000
Accumulated deficit	(47,226,000)	(32,384,000)
Accumulated other comprehensive loss	(551,000)	(11,000)
TOTAL STOCKHOLDERS’ EQUITY	9,774,000	10,266,000
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	$ 9,774,000	$ 10,266,000